Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,055,000
Total Fee Amount	5,255.4
Total Offset Amount	0
Net Fee	$ 5,255.4
Offset Table N/A	N/A